Business Acquisitions Business Acquisitions - CVSR (Details) - USD ($) $ in Millions				1 Months Ended	3 Months Ended									12 Months Ended
		Mar. 27, 2017	Sep. 02, 2016	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016 [3]	Mar. 31, 2016 [3]	Dec. 31, 2015		Sep. 30, 2015 [4]	Jun. 30, 2015 [4]	Mar. 31, 2015 [4]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Sep. 01, 2016		Aug. 31, 2016
Business Acquisition [Line Items]
Long-term Debt					$ 6,069.0				$ 5,678.0					$ 6,069.0		$ 5,678.0
Current Assets	[1]				656.0				419.0					656.0		419.0
Property, Plant and Equipment, Net	[1]				5,460.0				5,878.0					5,460.0		5,878.0
Other Assets	[1]				2,504.0				2,325.0					2,504.0		2,325.0
Total Assets	[1]				8,620.0				8,622.0					8,620.0		8,622.0
Long-term Debt and Capital Lease Obligations, Including Current Maturities					6,007.0				5,678.0					6,007.0		5,678.0
Other Liabilities					309.0				304.0					309.0		304.0
Liabilities	[1]				6,316.0				5,982.0					6,316.0		5,982.0
Accumulated Other Comprehensive Income (Loss), Net of Tax	[1]				(83.0)				(96.0)					(83.0)		(96.0)
Debt Issuance Costs, Net					62.0				53.0					62.0		53.0
Business Combination, Acquisition Related Costs	[2]													1.0		3.0		$ 4.0
Members' Equity	[1]				2,304.0				2,640.0					2,304.0		2,640.0
Revenues					232.0	$ 272.0	$ 283.0	$ 234.0	224.0	[4]	$ 256.0	$ 259.0	$ 214.0	1,021.0	[2]	953.0	[2]	828.0	[2]
Operating Income (Loss)					(99.0)	118.0	128.0	73.0	71.0	[4]	102.0	99.0	50.0	220.0	[2]	322.0	[2]	306.0	[2]
Net Income					(139.0)	67.0	81.0	6.0	20.0	[4]	47.0	50.0	(24.0)	15.0	[2],[5]	93.0	[2],[5],[6]	122.0	[2],[5],[6]
March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Current Assets					11.0				0.0					11.0		0.0
Property, Plant and Equipment, Net					0.0				0.0					0.0		0.0
Other Assets					442.0				100.0					442.0		100.0
Total Assets					453.0				100.0					453.0		100.0
Long-term Debt and Capital Lease Obligations, Including Current Maturities					279.0				0.0					279.0		0.0
Other Liabilities					5.0				0.0					5.0		0.0
Liabilities					284.0				0.0					284.0		0.0
Members' Equity					169.0				100.0					169.0		100.0
Revenues														0.0	[2]	0.0		0.0
Operating Income (Loss)														0.0	[2]	0.0		0.0
Net Income														17.0	[2]	5.0		5.0
CVSR [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage																						48.95%
Business Acquisition, Percentage of Voting Interests Acquired																				51.05%
Payments to Acquire Businesses, Gross			$ 78.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																				$ 496.0
Business Combination, Indemnification Assets, Amount as of Acquisition Date																				67.0
Current Assets									98.0							98.0				95.0
Property, Plant and Equipment, Net									822.0							822.0				826.0
Other Assets									(6.0)							(6.0)
Assets, Noncurrent																				13.0
Total Assets									914.0							914.0				934.0
Long-term Debt and Capital Lease Obligations, Including Current Maturities									843.0							843.0				966.0	[7]
Other Liabilities									35.0							35.0				12.0
Liabilities									808.0							808.0				978.0
Net Assets																				44.0
Accumulated Other Comprehensive Income (Loss), Net of Tax																				(25.0)
Net Assets, excluding Accumulated Other Comprehensive Income (Loss)																				(19.0)
Debt Issuance Costs, Net																				5.0
Business Combination, Acquisition Related Costs														1.0
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				$ 22.0
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				$ 2.0
Members' Equity									106.0							106.0
Revenues																84.0		82.0
Operating Income (Loss)																43.0		40.0
Net Income																10.0		9.0
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Current Assets					645.0				321.0					645.0		321.0
Property, Plant and Equipment, Net					5,460.0				5,056.0					5,460.0		5,056.0
Other Assets					2,062.0				2,231.0					2,062.0		2,231.0
Total Assets					8,167.0				7,608.0					8,167.0		7,608.0
Long-term Debt and Capital Lease Obligations, Including Current Maturities					5,728.0				4,835.0					5,728.0		4,835.0
Other Liabilities					304.0				339.0					304.0		339.0
Liabilities					6,032.0				5,174.0					6,032.0		5,174.0
Members' Equity					2,135.0				2,434.0					2,135.0		2,434.0
Revenues														1,021.0	[2]	869.0		746.0
Operating Income (Loss)														220.0	[2]	279.0		266.0
Net Income					$ (149.0)	$ 64.0	$ 79.0	$ 4.0	20.0	[4]	$ 44.0	$ 48.0	$ (24.0)	$ (2.0)	[2]	78.0		108.0
CVSR [Member] | Utility-Scale Solar [Member]
Business Acquisition [Line Items]
Percentage of Ownership					100.00%									100.00%
CVSR Financing Agreement [Member]
Business Acquisition [Line Items]
Long-term Debt					$ 771.0				793.0					$ 771.0		793.0
CVSR Financing Agreement [Member] | CVSR [Member]
Business Acquisition [Line Items]
Long-term Debt																				771.0
CVSR Holdco due 2037 [Member]
Business Acquisition [Line Items]
Long-term Debt					$ 199.0				0.0					$ 199.0		0.0
CVSR Holdco due 2037 [Member] | CVSR [Member]
Business Acquisition [Line Items]
Long-term Debt																				$ 200.0
Agua Caliente Borrower 2 [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage					16.00%									16.00%
Utah Solar Portfolio [Member]
Business Acquisition [Line Items]
Current Assets					$ 20.0				11.0					$ 20.0		11.0
Assets, Noncurrent					$ 1,105.0				$ 705.0					1,105.0		705.0
Revenues														13.0		0.0		0.0
Operating Income (Loss)														(6.0)		(1.0)		0.0
Net Income														$ (6.0)		$ (1.0)		$ 0.0
Utah Solar Portfolio [Member] | Utility-Scale Solar [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	[8]				50.00%									50.00%
Subsequent Event [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 130.0
Business Combination, Working Capital Adjustments		$ 1.0
Subsequent Event [Member] | Agua Caliente [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		16.00%
Subsequent Event [Member] | Agua Caliente Borrower 2 [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		31.00%
Business Combination, Consideration Transferred, Liabilities Incurred		$ 41.0
Subsequent Event [Member] | Utah Solar Portfolio [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		51.00%
Business Combination, Consideration Transferred, Liabilities Incurred		$ 287.0
Subsequent Event [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		328.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		$ 8.0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[4]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.
[7]	Net of deferred financing costs of $5 million.
[8]	Economic interest based on cash to be distributed. Four Brothers Solar, LLC, Granite Mount Holdings, LLC and Iron Spring Holdings, LLC are tax equity structures and VIEs. The related allocations are described below.